DREYFUS BOND MARKET INDEX FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:

    We are pleased to report the performance of the Dreyfus Bond Market Index
Fund for the twelve-month reporting period ended October 31, 1997, as shown in the following table:
                                                                    Income Dividends
                                        Total Return*           (Approximate Per Share)      Distribution Rate Per Share**
                                        ___________             _____________________        __________________________
Investor Shares                             8.29%                        $.572                       5.72%
BASIC Shares                                8.46%                        $.598                       5.98%

Lehman Brothers
    Government/Corporate
    Bond Index***                           8.81%
    The Fund's performance figures were achieved while the Fund was seeking to replicate the total return of the Lehman Brothers
Government/Corporate Bond Index, which was the Fund's investment objective during the reporting period and through November 13, 1997. Effective
November 14, 1997, the Fund's investment objective was changed to seeking to replicate the total return of the Lehman Brothers Aggregate Bond Index.**** THE ECONOMY
    With the level of inflation as low as has been seen since 1964 and unemployment still near a 23-year low, the economy continued its solid growth over the reporting period. Gross Domestic Product (GDP) - the dollar total of all goods and services produced in the United States - has grown in excess of 3% annualized for the past four quarters, a level and consistency of gain unmatched since 1984. This extraordinary economic performance has been fueled by huge business investment in new plant and equipment as well as a renewed surge in consumer spending over the summer. Consumers play a substantial role in determining the course of the economy since their spending accounts for two thirds of all economic activity. Retail sales rose through the summer and into September, although there was some sign of deceleration as the third quarter progressed.
    The big economic story continued to be the lack of inflation in an economy now in its seventh year of expansion. This remarkable price stability, at a time in the business cycle when inflationary pressures would usually be apparent, has enabled the Federal Reserve Board (the "Fed") to refrain from tightening monetary policy. The Federal Open Market Committee
(FOMC), the policy-making arm of the Fed, has raised interest rates just once in over two years, a period roughly coinciding with the surge of growth in the economy. The last increase in short-term interest rates came on March 25, 1997 when the FOMC increased the Federal Funds rate by a modest one quarter of a percentage point to 5.50%. (The Federal Funds rate is the rate of interest that banks charge one another for overnight loans.)
    Of course, the recent financial market turbulence arising from currency devaluations in some of the economically weaker Southeast Asian countries has added a cautionary note to any Fed monetary actions that might further roil investment markets. The Southeast Asian economies have been cooling or in outright recession for some time and represent a large share of the global economy and the U.S. import/export market. The recent crisis has boosted the value of the U.S. dollar and could further dampen the demand for U.S. exports to this region. This bodes well for continued low inflation in the U.S. and weakens the argument that we are on the brink of price acceleration.

    In fact, various economic measures indicate that inflation remains in check. The Implicit Price Deflator, an indicator of inflation that measures the prices of all goods and services in the U.S., has risen at an annual rate of less than 2% for the past two quarters. This favorable trend in prices has been mirrored by both the Consumer Price and Producer Price Indices. The Labor Department's Employment Cost Index, a broad measure of changes in wages and benefits, has indicated relatively modest increases in labor costs. Still, the labor market remains tight, with the unemployment rate at a level unmatched in 23 years.
    Whether the economy will slow without further monetary restraint by the Fed remains an open question. Industrial production has been strong, and operating rates, an indicator of possible future price pressures, have edged to their highest level in two years. Of paramount concern to Fed Chairman Alan Greenspan is the possibility that continuing strong economic growth will drive the unemployment rate even lower, which could cause an upsurge in wage rates and reignite inflation. The performance of the economy over the coming months appears crucial in determining whether the Fed will actively restrain the economy. We remain alert to changes in economic trends that would increase the risk of rising inflation and, consequently, the prospect of higher interest rates.
THE MARKET AND THE PORTFOLIO
    The bond market in early 1997 got off to a rough start as the U.S. economy showed signs of strong growth. The fixed income markets anticipated an increase in inflation as did the Fed, which increased short-term interest rates in March. But the anticipated increase in inflation never materialized. Bond yields began to decline and prices increased during the summer.
    The bond market continued its positive tone into early fall. In October, the fall of the Asian equity and currency markets rocked the rest of the world including the U.S. equity and bond markets. Although U.S. Treasury issues held their value as investors sought a safe haven in which to invest, the corporate bond market (which comprised approximately 28% of the Fund as of October 31, 1997) was subjected to spread widening, not only from Asian sovereign issuers, but from all corporate sectors as profits were in jeopardy due to the Asian crisis. The corporate sector of the Lehman Brothers Government/Corporate Bond Index (the "Government/Corporate Bond Index"), which normally outperforms the government sector, underperformed governments by 21 basis points through October year-to-date.
    Through November 13, 1997, the Fund's investment objective had been to replicate the total return of the Lehman Brothers Government/Corporate Bond Index. The Fund has sought to match the duration, sector weightings and pattern of reinvested cash flow in the Government/Corporate Bond Index. The number of bonds in the Government/Corporate Bond Index universe is too numerous for the Fund to own all of them, so the Fund has utilized sampling techniques to replicate the characteristics of the Government/Corporate Bond Index. Being matched to that Index, the Fund's performance relative to its benchmark was little affected by the changes in interest rates and widening sector spreads.
    Effective November 14, 1997, the Fund's investment objective changed to seeking to replicate the total return of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index"). The Aggregate Bond Index consists of the types of securities comprising the Government/Corporate Bond Index and also includes certain mortgage- and asset-backed securities. Management believes that the Aggregate Bond Index more completely represents the overall bond market and that mortgage- and asset-backed securities have a potential advantage in certain market conditions.

    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                              Very truly yours,
                          [Laurie Carroll signature logo]
                              Laurie Carroll
                              Portfolio Manager
November 18, 1997
New York, N.Y.
*    Total return includes reinvestment of dividends and any capital gains paid.
** Distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the net asset value per share at the end of the period.
***SOURCE: LEHMAN BROTHERS - The Lehman Brothers Government/Corporate Bond Index, which is intended to measure the performance of the domestic fixed-rate, investment-grade debt markets, is a widely accepted unmanaged index of government and corporate bond market performance composed of U.S. Government and agency securities, fixed-income securities and nonconvertible investment-grade corporate debt.
****        SOURCE: LEHMAN BROTHERS -The Lehman Brothers Aggregate Bond Index
is a widely accepted index of corporate, government and government agency debt instruments, mortgage-backed securities, and asset-backed securities.

DREYFUS BOND MARKET INDEX FUND
OCTOBER 31, 1997
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS BOND MARKET INDEX FUND BASIC SHARES WITH THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
[Exhibit A:
$12,950
Lehman Brothers
Aggregate Bond Index*
Dollars
$12,849
Lehman Brothers
Government/Corporate
Bond Index*
$12,623
Dreyfus Bond Market
Index Fund
(BASIC Shares)
*Source: Lehman Brothers]
Average Annual Total Returns

                       Investor Shares*                                             BASIC Shares*
_______________________________________________________        _______________________________________________________
Period Ended 10/31/97                                          Period Ended 10/31/97
_____________________                                          _____________________
1 Year                                         8.29%           1 Year                                      8.46%
From Inception (4/28/94)                       7.62            From Inception (11/30/93)                   6.12

Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in BASIC shares of Dreyfus Bond Market Index Fund on 11/30/93 (Inception Date) to a $10,000 investment made on that date in the Lehman Brothers Aggregate Bond Index as well as to the Lehman Brothers Government/Corporate Bond Index which are described below. All dividends and capital gain distributions are reinvested. Performance for Investor shares will vary from the performance of BASIC shares shown above due to differences in charges and expenses.
Effective November 14, 1997, the Fund's investment objective changed to seeking to replicate the total return of the Lehman Brothers Aggregate Bond Index. The Fund's investment policies also changed as of November 14, 1997 to permit the Fund to invest in mortgage-backed and asset-backed securities in seeking to replicate the Lehman Brothers Aggregate Bond Index. The Fund's performance shown in the line graph was achieved based on the Fund seeking to replicate the Lehman Brothers Government/Corporate Bond Index, the Fund's former investment objective, and takes into account all applicable fees and expenses. Of course, the changes to the Fund's investment objective and policies do not guarantee any particular performance. The Lehman Brothers Aggregate Bond Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities, and asset-backed securities. The Lehman Brothers Government/Corporate Bond Index is intended to measure the performance of the domestic fixed-rate, investment grade debt market. The Indices do not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.
* Effective August 15, 1997, the Fund's Institutional shares were redesignated as Investor shares and Retail shares were redesignated as BASIC shares.

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS                                                                        OCTOBER 31, 1997
                                                                                                Principal
Bonds and Notes-97.1%                                                                             Amount           Value
                                                                                               ____________    ____________
                   Aerospace and
                      Aviation-1.3%  Boeing, Deb.,
                                       8.10%, 2006..........................                 $.......25,000  $       28,032
                                       85\8%, 2031..........................                         10,000          12,414
                                     Lockheed,
                                       Notes, 63\4%, 2003...................                         25,000          25,439
                                     Raytheon, Notes:
                                       6.45%, 2002..........................                        300,000         301,404
                                       61\2%, 2005..........................                         25,000          24,934
                                     Rockwell International:
                                       Deb., 87\8%, 1999....................                         15,000          15,776
                                       Notes, 63\4%, 2002...................                         30,000          30,757
                                                                                                               ____________
                                                                                                                    438,756
                                                                                                          ____________
                     Automotive-.5%..Chrysler,
                                       Deb., 7.45%, 2027....................                         50,000          52,241
                                     Ford Motor,
                                       Deb., 87\8%, 2022....................                         20,000          24,557
                                     General Motors:
                                       Deb:
                                         91\8%, 2001.....................................            15,000..........16,423
                                         87\8%, 2003.....................................            25,000          27,984
                                         7.40%, 2025...........................                      10,000          10,496
                                       Notes, 7%, 2003......................                         40,000          41,321
                                                                                                               ____________
                                                                                                                    173,022
                                                                                                               ____________
                       Banking-3.6%  BNY Capital I,
                                       Gtd. Capital Securities, Ser. B, 7.97%, 2026...........      100,000         103,579
                                     Banc One,
                                       Sub. Notes, 97\8%, 2009..............                          5,000           6,253
                                     BankAmerica, Sub. Notes:
                                       73\4%, 2002..........................                         25,000          26,474
                                       63\4%, 2005..........................                         15,000          15,117
                                       6.20%, 2006..........................                         15,000          14,585
                                     BankAmerica Capital II,
                                       Gtd. Capital Securities, Ser. 2, 8%, 2026..................   55,000          57,358
                                     Bankers Trust New York,
                                       Sub. Notes, 71\2%, 2015..............                         75,000          77,702
                                     Capital One Bank,
                                       Sr. Notes, 6.83%, 1999...............                        150,000         151,472
                                     Chase Manhattan:
                                       Sub. Deb.:
                                         71\8%, 2005.....................................            35,000          36,001
                                         61\2%, 2009.....................................            10,000           9,840
                                       Sub. Notes, 73\4%, 1999..............                         40,000          41,369
                                     Chemical,
                                       Sub. Notes, 61\8%, 2008..............                         15,000          14,515
                                     Citicorp,
                                       Sub. Notes, 71\8%, 2003..............                         20,000          20,769

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                  OCTOBER 31, 1997
                                                                                                Principal
Bonds and Notes (continued)                                                                       Amount           Value
                                                                                               ____________    ____________
                Banking (continued)  FBS Capital I,
                                       Gtd. Capital Securities, 8.09%, 2026.                  $.....100,000   $     107,184
                                     First Bank System,
                                       Sub. Notes, 75\8%, 2005..............                         55,000          58,676
                                     First Chicago,
                                       Sub. Notes, 97\8%, 2000..............                         20,000          21,896
                                     First Union, Sub. Notes:
                                       8%, 2002.............................                         15,000          16,125
                                       7%, 2006.............................                         75,000          76,850
                                     Fleet Financial Group,
                                       Sr. Notes, 71\8%, 2000...............                         40,000          41,054
                                     Morgan (J.P.),
                                       Sub. Notes, 61\4%, 2009..............                         20,000          19,579
                                     NCNB,
                                       Deb., 93\8%, 2009....................                         20,000          24,449
                                     NationsBank:
                                       Sr. Notes, 65\8%, 1998...............                         25,000          25,040
                                       Sub Notes:
                                         67\8%, 2005.....................................            10,000          10,184
                                         75\8%, 2005.....................................            30,000          31,838
                                     Norwest Corp.,
                                       Sub. Deb., 6.65%, 2023...............                         15,000          14,292
                                     Republic New York Corp., Sub. Notes:
                                       71\4%, 2002..........................                        100,000         104,174
                                       57\8%, 2008..........................                         25,000          23,842
                                     Wachovia,
                                       Sub. Notes, 63\8%, 2003..............                         15,000          15,102
                                     Wells Fargo Capital,
                                       Gtd. Capital Securities, 7.96%, 2026.                         30,000          31,004
                                                                                                               ____________
                                                                                                                  1,196,323
                                                                                                               ____________
                      Chemicals-.4%  Air Products & Chemical,
                                       Deb., 83\4%, 2021....................                          5,000           6,088
                                     duPont, Deb,
                                       6%, 2001.............................                         15,000          14,917
                                     duPont (E.I.) de Nemours,
                                       Notes, 63\4%, 2002...................                         40,000          40,990
                                     Eastman Chemical,
                                       Notes, 63\8%, 2004...................                         30,000          29,943
                                     Monsanto,
                                       Deb., 8.20%, 2025....................                         20,000          21,606
                                     Morton International,
                                       Deb., 91\4%, 2020....................                          5,000           6,386
                                                                                                               ____________
                                                                                                                    119,930
                                                                                                               ____________
                       Consumer-.6%  Clorox,
                                       Deb., 8.80%, 2001....................                         10,000          10,851

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                              OCTOBER 31, 1997
                                                                                                 Principal
Bonds and Notes (continued)                                                                       Amount            Value
                                                                                               ____________    ____________
               Consumer (continued)  Kimberly-Clark,
                                       Deb., 67\8%, 2014....................                $.........5,000  $........5,016
                                     Maytag,
                                       Deb., 93\4%, 2002....................                          5,000           5,655
                                     Nike,
                                       Notes, 63\8%, 2003...................                        100,000         100,919
                                     Procter & Gamble, Deb.:
                                       8.70%, 2001..........................                         30,000          32,611
                                       6.45%, 2026..........................                         15,000          14,370
                                     The Employee Stock
                                       Ownership Trust of the Procter & Gamble
                                       Profit Sharing Trust and Employee Stock
                                       Ownership Plan,
                                       Deb. (Gtd. by Procter & Gamble), 9.36%, 2021............      10,000          12,674
                                     Whirlpool,
                                       Deb., 9%, 2003.......................                         10,000          11,170
                                                                                                               ____________
                                                                                                                    193,266
                                                                                                               ____________
           Entertainment/Media-1.1%  Carnival,
                                       Notes, 7.05%, 2005...................                         15,000          15,499
                                     Cox Communications,
                                       Notes, 63\8%, 2000...................                        100,000         100,551
                                     Disney (Walt):
                                       Global Bonds, 63\4%, 2006............                         20,000          20,372
                                       Medium-Term Notes, 5.80%, 2008.......                         15,000          14,369
                                     News America Holdings (Gtd. by The
News):
                                       Deb., 73\4%, 2024....................                         15,000          15,114
                                       Sr. Notes, 91\8%, 1999...............                        200,000         209,938
                                                                                                               ____________
                                                                                                                    375,843
                                                                                                               ____________
            Financial Services-5.0%  Aetna Services,
                                       Notes (Gtd. by Aetna), 75\8%, 2026...                         50,000          53,123
                                     American Express Credit,
                                       Sr. Notes, 61\8%, 2001...............                         40,000          39,990
                                     American General Finance, Sr. Notes,
                                       81\8%, 2009..........................                         10,000          11,018
                                     Ameritech Capital Funding,
                                       Notes, 61\8%, 2001...................                        200,000         199,929
                                     Associates Corp. of North America:
                                       Deb., 7.95%, 1998....................                         10,000 (a)      11,239
                                       Sr. Notes:
                                         71\2%, 1999.....................................            50,000.         51,127
                                         91\8%, 2000.....................................            15,000          16,007
                                         65\8%, 2005.....................................            10,000          10,044
                                     Bear Stearns, Sr. Notes:
                                       83\4%, 2004..........................                         10,000          11,166
                                       71\4%, 2006..........................                         75,000          77,742

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                 OCTOBER 31, 1997
                                                                                                Principal
Bonds and Notes (continued)                                                                       Amount           Value
                                                                                               ____________    ____________
     Financial Services (continued)  Beneficial:
                                       Deb., 8.40%, 1997....................                $.........5,000 (b)  $    5,774
                                       Medium-Term Notes, 91\8%, 2001.......                          5,000           5,477
                                     Chrysler Financial,
                                       Notes, 53\8%, 1998...................                         50,000          49,804
                                     Commercial Credit Group, Notes:
                                       6.70%, 1999..........................                         25,000          25,270
                                       61\2%, 2004..........................                        100,000         100,392
                                       10%, 2008............................                          5,000           6,313
                                     Dean Witter Discovery,
                                       Notes, 61\4%, 2000...................                         30,000          30,209
                                     FINOVA Capital,
                                       Notes, 91\8%, 2002...................                         20,000          22,108
                                     Ford Capital B.V.,
                                       Deb., 97\8%, 2002....................                         25,000          28,477
                                     Ford Motor Credit, Notes:
                                       8%, 2002.............................                         65,000          69,453
                                       63\4%, 2008..........................                         20,000          20,328
                                     GMAC
                                       Deb.:
                                         8.40%, 1999...........................                      30,000          31,298
                                         6%, 2011..............................                      70,000          64,956
                                       Notes, 65\8%, 2005...................                         20,000          20,034
                                     General Electric Capital:
                                       Deb., 8.30%, 1998....................                         15,000 (c)      17,276
                                       Medium-Term Notes, 73\8%, 2004.......                        130,000         138,638
                                     General Electric Credit,
                                       Deb., 51\2%, 2001....................                         10,000          9,776
                                     Household Finance,
                                       Notes, 8%, 2004......................                         15,000          16,228
                                     Integra Financial,
                                       Sub. Notes, 61\2%, 2000..............                         15,000          15,149
                                     International Lease Finance,
                                       Medium-Term Notes, 61\4%, 2000.......                         40,000          40,167
                                     Lehman Brothers Holdings,
                                       Notes, 61\2%, 2002...................                        220,000         220,370
                                     Merrill Lynch,
                                       Notes, 8.30%, 2002...................                         15,000          16,337
                                     Norwest Financial, Sr. Notes:
                                       51\2%, 1998..........................                         25,000          24,974
                                       7%, 2003.............................                         15,000          15,445
                                     Pitney Bowes Credit,
                                       Deb., 91\4%, 1998....................                         15,000 (d)      18,229
                                     Salomon Brothers,
                                       Sr. Notes, 71\4%, 2000...............                         10,000          10,230
                                     Sears, Roebuck Acceptance,
                                       Notes, 7%, 2007......................                         35,000          36,207

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                OCTOBER 31, 1997
                                                                                                Principal
Bonds and Notes (continued)                                                                       Amount           Value
                                                                                               ____________    ____________
     Financial Services (continued)  Transamerica Financial,
                                       Deb., 61\2%, 2011....................                $.........5,000  $        4,760
                                     Travelers/Aetna Property & Casualty,
                                       Notes, 63\4%, 2001...................                         60,000          61,022
                                     U.S. Leasing International,
                                       Sr. Notes, 65\8%, 2003...............                         30,000          30,374
                                     U.S. West Capital Funding,
                                       Notes (Gtd. by U.S. West), 6.31%, 2000                        10,000 (e)       9,989
                                     Xerox Credit,
                                       Deb., 10%, 1999......................                         10,000          10,541
                                                                                                               ____________
                                                                                                                  1,656,990
                                                                                                               ____________
            Food and Beverages-1.3%  Anheuser-Busch, Deb:
                                       83\4%, 1999..........................                          5,000           5,257
                                       9%, 2009.............................                          5,000           6,074
                                     Archer-Daniels-Midland, Deb.:
                                       Zero Coupon, 2002....................                          5,000           3,791
                                       81\8%, 2012..........................                         40,000          46,262
                                     Campbell Soup,
                                       Deb., 87\8%, 2021....................                          5,000           6,189
                                     Coca-Cola,
                                       Deb., 65\8%, 2002....................                         35,000          35,736
                                     Coca-Cola Enterprises:
                                       Deb., 81\2%, 2022....................                         10,000          11,701
                                       Notes, 77\8%, 2002...................                         15,000          15,928
                                     Dole Food,
                                       Notes, 63\4%, 2000...................                         15,000          15,191
                                     Hershey Foods,
                                       Deb., 8.80%, 2021....................                         30,000          36,970
                                     McDonald's,
                                       Notes, 63\4%, 2003...................                         20,000          20,428
                                     Nabisco,
                                       Deb., 7.55%, 2015....................                         40,000          41,866
                                     PepsiCo,
                                       Deb., 75\8%, 1998....................                         40,000          40,764
                                     Ralston-Purina Group,
                                       Deb., 85\8%, 2022....................                         90,000         106,257
                                     Seagram,
                                       Deb., 8.35%, 2022....................                         10,000          11,372
                                     Supervalu,
                                       Notes, 7.80%, 2002...................                         15,000          15,896
                                     Sysco,
                                       Sr. Notes, 7%, 2006..................                         25,000          26,040
                                                                                                               ____________
                                                                                                                    445,722
                                                                                                               ____________
                    Health Care-.2%  Baxter International,
                                       Deb., 91\4%, 1999....................                         15,000          15,949

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                OCTOBER 31, 1997
                                                                                                Principal
Bonds and Notes (continued)                                                                       Amount           Value
                                                                                               ____________    ____________
            Health Care (continued)  Bristol-Myers Squibb,
                                       Deb., 7.15%, 2023....................                 $.......15,000  $       15,944
                                     Lilly (Eli), Notes:
                                       63\4%, 1999..........................                         15,000          15,251
                                       6.57%, 2016..........................                         30,000          29,715
                                                                                                               ____________
                                                                                                                     76,859
                                                                                                               ____________
                    Industrial-1.9%  Aluminum Co. of America,
                                       Notes, 53\4%, 2001...................                         50,000          49,562
                                     American Home Products,
                                       Notes, 7.70%, 2000...................                         50,000          51,575
                                     Bass America,
                                       Notes, 81\8%, 2002...................                         15,000          16,084
                                     Bowater,
                                       Deb., 93\8%, 2021....................                         10,000          12,492
                                     Browning-Ferris,
                                       Deb., 7.40%, 2035....................                         10,000          10,433
                                     Burlington Resources,
                                       Deb., 67\8%, 2026....................                         70,000          69,268
                                     Caterpillar, Deb:
                                       93\8%, 2000..........................                          5,000           5,398
                                       93\8%, 2011..........................                         10,000          12,610
                                     Comdisco,
                                       Notes, 63\8%, 2001...................                        155,000         155,393
                                     Crown Cork & Seal,
                                       Bonds, 73\8%, 2026...................                         75,000          77,374
                                     Eaton,
                                       Deb., 8.10%, 2022....................                         10,000          11,454
                                     Emerson Electric,
                                       Notes, 6.30%, 2005...................                         35,000          35,000
                                     Illinois Tool Works,
                                       Notes, 57\8%, 2000...................                         20,000          19,943
                                     PPG Industries,
                                       Notes, 73\8%, 2016...................                         45,000          47,694
                                     Tenneco,
                                       Deb., 10.20%, 1998...................                         15,000 (f)      19,017
                                     WMX Technologies,
                                       Notes, 63\8%, 2003...................                         30,000          29,719
                                                                                                               ____________
                                                                                                                    623,016
                                                                                                               ____________
                    Oil and Gas-.4%  Atlantic Richfield,
                                       Deb., 9%, 2021.......................                         15,000          18,808
                                     Mobil,
                                       Deb., 85\8%, 2021....................                         15,000          18,387
                                     Occidental Petroleum,
                                       Sr. Notes, 101\8%, 2001..............                         15,000          16,944

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                OCTOBER 31, 1997
                                                                                                Principal
Bonds and Notes (continued)                                                                       Amount           Value
                                                                                               ____________    ____________
            Oil and Gas (continued)  Pennzoil, Deb.:
                                       95\8%, 1999..........................                 $.......10,000  $       10,621
                                       101\8%, 2009.........................                          5,000           6,350
                                     Phillips Petroleum,
                                       Notes, 6.65%, 2003...................                         20,000          20,419
                                     Texaco Capital (Gtd. by Texaco):
                                       Deb., 67\8%, 2023....................                         25,000          24,431
                                       Notes, 9%, 1999......................                         15,000          15,900
                                                                                                               ____________
                                                                                                                    131,860
                                                                                                               ____________
                 Paper Products-.3%  Georgia-Pacific,
                                       Deb., 95\8%, 2022....................                         25,000          28,540
                                     Harnischfeger Industries,
                                       Deb., 67\8%, 2007....................                         50,000 (g)      51,460
                                     International Paper,
                                       Notes, 75\8%, 2007...................                         10,000          10,798
                                     Weyerhaeuser,
                                       Deb., 7.95%, 2025....................                         20,000          22,201
                                                                                                               ____________
                                                                                                                    112,999
                                                                                                               ____________
                     Publishing-.2%  Gannett,
                                       Notes, 5.85%, 2000...................                         55,000          54,793
                                                                                                               ____________
                        Retail-1.6%  Dayton Hudson, Deb.:
                                       93\4%, 1998..........................                          5,000           5,171
                                       81\2%, 2022..........................                         20,000          21,626
                                     Gap,
                                       Notes, 6.90%, 2007...................                         80,000          82,486
                                     Limited,
                                       Deb., 71\2%, 2023....................                         10,000           9,774
                                     Lowes,
                                       Medium-Term Notes, 8.19%, 2022.......                         50,000          56,405
                                     May Department Stores,
                                       Deb., 97\8%, 2002....................                         15,000          17,315
                                     Penney (J.C.):
                                       Deb.:
                                         9.05%, 2001...........................                      50,000          54,250
                                         81\4%, 2022.....................................            15,000          16,041
                                         71\8%, 2023.....................................            15,000          15,168
                                       Notes, 71\4%, 2002...................                        150,000         155,956
                                     Sears, Roebuck,
                                       Deb., 6%, 2000.......................                          5,000           4,986
                                     Wal-Mart Stores:
                                       Deb., 9.10%, 2000....................                         10,000          10,762
                                       Notes:
                                         51\2%, 1998.....................................            50,000          49,950
                                         57\8%, 2005.....................................            25,000          24,283
                                                                                                               ____________
                                                                                                                    524,173
                                                                                                               ____________

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                    OCTOBER 31, 1997
                                                                                                Principal
Bonds and Notes (continued)                                                                       Amount           Value
                                                                                               ____________    ____________
                    Technology-1.7%  IBM:
                                       Deb., 7%, 2025.......................                 $.......20,000  $       20,018
                                       Notes, 63\8%, 2000...................                        150,000         151,257
                                     Johnson Controls,
                                       Notes, 71\8%, 2017...................                  $.....100,000   $     103,330
                                     Motorola,
                                       Notes, 7.60%, 2007...................                        100,000         109,010
                                     Seagate Technology,
                                       Sr. Notes, 7.37%, 2007...............                        100,000         104,678
                                     United Technologies,
                                       Deb., 87\8%, 2019....................                          5,000           6,174
                                       Global Notes, 83\4%, 2021............                         50,000          61,126
                                     Xerox,
                                       Notes, 7.15%, 2004...................                         15,000          15,649
                                                                                                               ____________
                                                                                                                    571,242
                                                                                                               ____________
                         Telephone &
                    Telegraph-3.4%  AT&T:
                                       Deb.:
                                         51\8%, 2001.....................................            50,000          48,640
                                         8.35%, 2025...........................                       5,000           5,460
                                       Notes, 7%, 2005......................                         15,000          15,550
                                     Airtouch Communications,
                                       Notes, 71\8%, 2001...................                        100,000         102,708
                                     Bellsouth Telecommunications,
                                       Deb., 7%, 2025.......................                         50,000          51,758
                                     GTE,
                                       Deb., 9.10%, 2003....................                         35,000          39,244
                                     Lucent Technologies,
                                       Notes, 6.90%, 2001...................                        130,000         133,062
                                     MCI Communications,
                                       Sr. Notes, 61\4%, 1999...............                         75,000          75,078
                                     Michigan Bell Telephone,
                                       Deb., 63\8%, 2005....................                         25,000          24,918
                                     New England Telephone & Telegraph,
                                       Deb., 73\8%, 2007....................                         10,000          10,270
                                     New Jersey Bell Telephone, Deb.:
                                       65\8%, 2008..........................                         30,000          30,293
                                       8%, 2022.............................                         25,000          28,746
                                     New York Telephone:
                                       Deb., 85\8%, 2010....................                          5,000           5,892
                                       Mortgage, 73\4%, 2006................                         20,000          20,333
                                       Notes, 61\4%, 2004...................                        125,000         124,632
                                     Northern Telecom,
                                       Deb., 83\4%, 2001....................                        200,000         217,056
                                     Pacific Bell Telephone, Deb.:
                                       73\8%, 2025..........................                         75,000          76,129
                                       71\8%, 2026..........................                         10,000          10,390

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                 OCTOBER 31, 1997
                                                                                                Principal
Bonds and Notes (continued)                                                                       Amount           Value
                                                                                               ____________    ____________
            Telephone &
              Telegraph (continued)  Pacific Telephone & Telegraph,
                                       Deb., 45\8%, 1999....................                 $.......70,000  $       68,727
                                     Southwestern Bell Telephone, Deb.:
                                       73\4%, 2009..........................                         10,000          10,175
                                       75\8%, 2013..........................                         10,000          10,253
                                     U.S. West Communications,
                                       Deb., 67\8%, 2033....................                         25,000          23,889
                                                                                                               ____________
                                                                                                                  1,133,203
                                                                                                               ____________
                        Tobacco-.3%  Fortune Brands,
                                       Deb., 85\8%, 2021....................                          5,000           5,904
                                     Philip Morris, Deb.:
                                       91\4%, 2000..........................                         40,000          42,506
                                       6%, 2001.............................                         20,000          19,699
                                       83\8%, 2017..........................                         15,000          15,431
                                                                                                               ____________
                                                                                                                     83,540
                                                                                                               ____________
                 Transportation-.5%  Federal Express,
                                       Notes, 97\8%, 2002...................                         15,000          17,015
                                     Norfolk Southern, Deb:
                                       9%, 2021.............................                         10,000          12,236
                                       7.80%, 2027..........................                        100,000         108,690
                                     Ryder System,
                                       Deb., 83\4%, 2017....................                         10,000          10,491
                                     Seariver Maritime,
                                       Deb. (Gtd. by Exxon), Zero Coupon, 2012                        5,000           1,974
                                     United Parcel Service,
                                       Deb., 83\8%, 2020....................                         10,000          11,984
                                                                                                               ____________
                                                                                                                    162,390
                                                                                                               ____________
                     Utilities-3.2%  Alabama Power,
                                       First Mortgage, 6%, 2000.............                         50,000          49,995
                                     Baltimore Gas & Electric,
                                       First and Refunding Mortgage:
                                         71\2%, 2007.....................................            10,000          10,757
                                         71\2%, 2023.....................................            40,000          41,229
                                     Carolina Power & Light, First Mortgage:
                                       53\8%, 1998..........................                         50,000          49,871
                                       8.20%, 2022..........................                         15,000          16,287
                                     Commonwealth Edison,
                                       Mortgage, 81\8%, 2007................                         10,000          10,220
                                     Consolidated Edison Co. of New York,
                                       Deb., 61\4%, 1998....................                         25,000          25,044
                                     Consolidated Natural Gas,
                                       Deb., 57\8%, 1998....................                         40,000          40,020
                                     Duke Power, First and Refunding Mortgage:
                                       71\2%, 1999..........................                         50,000          51,020
                                       73\8%, 2023..........................                         15,000          15,073

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                OCTOBER 31, 1997
                                                                                                Principal
Bonds and Notes (continued)                                                                       Amount           Value
                                                                                               ____________    ____________
              Utilities (continued)  Florida Power & Light, First Mortgage:
                                       65\8%, 2003..........................                 $.......30,000  $       30,161
                                       73\4%, 2023..........................                         25,000          26,171
                                     Gulf State Utilities,
                                       First Mortgage, 6.41%, 2001..........                         45,000          45,012
                                     Houston Lighting & Power,
                                       First Mortgage, 83\4%, 2022..........                        150,000         166,793
                                     Illinois Power,
                                       First Mortgage, 83\4%, 2021..........                         15,000          15,993
                                     New York State Electric & Gas,
                                       First Mortgage, 97\8%, 2020..........                         10,000          10,907
                                     Pacific Gas & Electric:
                                       First and Refunding Mortgage, 8.80%, 2024..........          100,000         124,273
                                       Notes, 7.45%, 1998...................                         40,000          40,634
                                     Pennsylvania Power & Light, First Mortgage:
                                       61\2%, 2005..........................                         20,000          20,067
                                       6.55%, 2006..........................                         25,000          25,038
                                     Potomac Electric & Power,
                                       First Mortgage, 57\8%, 2002..........                         10,000           9,817
                                     Public Service Electric & Gas,
                                       First and Refunding Mortgage:
                                         83\4%, 1999.....................................            25,000          26,037
                                         61\8%, 2002.....................................            20,000          19,949
                                         61\2%, 2004.....................................            25,000          25,256
                                     South Carolina Electric & Gas,
                                       Mortgage, 9%, 2006...................                         20,000          23,257
                                     Southern California Gas,
                                       First Mortgage, 73\8%, 2023..........                         20,000          20,529
                                     Texas Utilities,
                                       First Mortgage, 83\4%, 2023..........                         35,000          39,010
                                     Union Electric,
                                       First Mortgage, 63\4%, 2008..........                         25,000          25,610
                                     Virginia Electric & Power,
                                       First Mortgage, 75\8%, 2007..........                         25,000          27,166
                                     Wisconsin Electric & Power,
                                       First Mortgage, 7.70%, 2027..........                         20,000          21,062
                                                                                                               ____________
                                                                                                                  1,052,258
                                                                                                               ____________
                          Other-.1%  Private Export Funding:
                                       Deb., 9.45%, 12/31/1999..............                          5,000           5,371
                                       Secured Notes (Gtd. by the Export-Import
                                       Bank of the U.S.), 8.40%, 7/31/2001..                         30,000          32,517
                                                                                                               ____________
                                                                                                                     37,888
                                                                                                               ____________
                       Foreign-5.2%  African Development Bank, Sub. Notes:
                                       73\4%, 2001..........................                         15,000          15,864
                                       67\8%, 2015..........................                         85,000          86,624

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                               OCTOBER 31, 1997
                                                                                                Principal
Bonds and Notes (continued)                                                                       Amount           Value
                                                                                               ____________    ____________
                Foreign (continued)  Daimler-Benz of North America,
                                       Medium-Term Notes (Gtd. by
Daimler-Benz AG),
                                       73\8%, 2006..........................                  $.....120,000   $     127,141
                                     Deutsche Bank Financial,
                                       Unsecured Sub. Notes (Gtd. by Deutsche
Bank AG)
                                       6.70%, 2006..........................                        100,000         101,615
                                     Dresdner Bank-New York,
                                       Sub. Deb., 71\4%, 2015...............                         40,000          41,357
                                     European Investment Bank,
                                       Deb., 101\8%, 2000...................                         20,000          22,198
                                     Hydro-Quebec, Bonds,
                                       (Gtd. by the Province of Quebec):
                                         81\2%, 2029.....................................            10,000.         11,742
                                         93\8%, 2030.....................................            20,000          25,682
                                         91\2%, 2030.....................................            10,000          13,012
                                     Italy Government Bonds,
                                       67\8%, 2023..........................                         70,000          70,714
                                     KFW International Finance, Deb.:
                                       (Gtd. by the Federal Republic of Germany),
                                         91\8%, 2001.....................................            10,000.         10,977
                                       (Gtd. by KFW),
                                         8%, 2010..............................                      35,000          39,965
                                     Korea Development Bank,
                                       Notes, 7%, 1999......................                        300,000         295,979
                                     Province of Alberta,
                                       Notes, 9.20%, 1997...................                         20,000          20,030
                                     Province of British Columbia:
                                       Bonds, 61\2%, 2026...................                         25,000          24,569
                                       Deb., 7%, 2003.......................                         20,000          20,781
                                     Province of Manitoba, Bonds:
                                       91\2%, 1998..........................                          5,000           5,163
                                       8.80%, 2020..........................                         10,000          12,445
                                     Province of New Brunswick,
                                       Deb., 63\4%, 2013....................                         30,000          30,596
                                     Province of Ontario:
                                       Sr. Deb., 7%, 2005...................                         40,000          41,803
                                       Sr. Unsub. Deb., 73\8%, 2003.........                         30,000          31,641
                                     Province of Quebec:
                                       Bonds, 91\8%, 2000...................                         30,000          31,991
                                       Deb., 71\2%, 2023....................                         50,000          52,587
                                     Republic of Finland,
                                       Bonds, 6.95%, 2026...................                         25,000          25,688
                                     Republic of Ireland,
                                       Notes, 77\8%, 2001...................                        150,000         159,408
                                     Republic of Portugal,
                                       Unsub. Notes, 53\4%, 2003............                        100,000         97,985

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                OCTOBER 31, 1997
                                                                                               Principal
Bonds and Notes (continued)                                                                       Amount           Value
                                                                                               ____________    ____________
                Foreign (continued)  Royal Bank of Scotland,
                                       Sub. Notes, 63\8%, 2011..............                 $.......60,000  $       58,020
                                     Santander Finance Issuances,
                                       Unsecured Sub. Notes
                                       (Gtd. by Banco Santander, S.A.),
                                       71\4%, 2006..........................                        100,000         104,208
                                     Saskatchewan C.D.A.,
                                       Bonds, 91\8%, 2021...................                         10,000          12,721
                                     Swiss Bank-New York,
                                       Sub. Deb., 7%, 2015..................                         70,000          70,566
                                     Union Bank of Switzerland-New York,
                                       Sub. Notes, 71\4%, 2006..............                         80,000          84,139
                                                                                                               ____________
                                                                                                                  1,747,211
                                                                                                               ____________
             U.S. Government -55.1%  U.S. Treasury Bonds:
                                       113\4%, 2/15/2001....................                        155,000         182,682
                                       153\4%, 11/15/2001...................                         15,000          20,344
                                       103\4%, 2/15/2003....................                        830,000       1,014,675
                                       103\4%, 5/15/2003....................                        115,000         141,558
                                       111\8%, 8/15/2003....................                        135,000         169,657
                                       117\8%, 11/15/2003...................                         10,000          13,028
                                       123\8%, 5/15/2004....................                        135,000         182,166
                                       103\4%, 8/15/2005....................                        465,000         603,628
                                       75\8%, 2/15/2007.....................                         60,000          63,788
                                       83\4%, 11/15/2008....................                        225,000         256,113
                                       123\4%, 11/15/2010...................                         75,000         107,016
                                       14%, 11/15/2011......................                         30,000          46,575
                                       12%, 8/15/2013.......................                         45,000          65,862
                                       121\2%, 8/15/2014....................                         40,000          61,294
                                       111\4%, 2/15/2015....................                         25,000          38,477
                                       71\4%, 5/15/2016.....................                        110,000         122,633
                                       83\4%, 5/15/2017.....................                        300,000         385,172
                                       87\8%, 8/15/2017.....................                        115,000         149,500
                                       87\8%, 2/15/2019.....................                        140,000         183,203
                                       81\8%, 8/15/2019.....................                        175,000         214,129
                                       81\2%, 2/15/2020.....................                        225,000         285,891
                                       83\4%, 5/15/2020.....................                        880,000       1,146,613
                                       83\4%, 8/15/2020.....................                        290,000         378,314
                                       77\8%, 2/15/2021.....................                        130,000         155,675
                                       8%, 11/15/2021.......................                        500,000         607,813
                                       61\4%, 8/15/2023.....................                      1,065,000       1,066,498
                                       75\8%, 2/15/2025.....................                        450,000         531,352
                                     U.S. Treasury Notes:
                                       51\8%, 11/30/1998....................                        200,000         199,031
                                       51\8%, 12/31/1998....................                        285,000         283,620
                                       63\8%, 1/15/1999.....................                        100,000         100,906
                                       57\8%, 1/31/1999.....................                      1,280,000       1,283,800
                                       51\2%, 2/28/1999.....................                         30,000          29,948
                                       57\8%, 3/31/1999.....................                        205,000         205,737

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                 OCTOBER 31, 1997
                                                                                                 Principal
Bonds and Notes (continued)                                                                        Amount           Value
                                                                                               ____________    ____________
        U.S. Government (continued)  7%, 4/15/1999...............                             $.....200,000   $     203,844
                                       63\8%, 5/15/1999.....................                        500,000         505,313
                                       63\4%, 5/31/1999.....................                         20,000          20,334
                                       67\8%, 7/31/1999.....................                         80,000          81,600
                                       8%, 8/15/1999........................                         30,000          31,177
                                       71\8%, 9/30/1999.....................                        520,000         533,975
                                       71\2%, 10/31/1999....................                        270,000         279,323
                                       77\8%, 11/15/1999....................                        550,000         573,203
                                       73\4%, 12/31/1999....................                         20,000          20,834
                                       63\8%, 1/15/2000.....................                        100,000         101,500
                                       73\4%, 1/31/2000.....................                        410,000         427,617
                                       67\8%, 3/31/2000.....................                        305,000         313,054
                                       51\2%, 4/15/2000.....................                         20,000          19,922
                                       61\8%, 7/31/2000.....................                        455,000         459,977
                                       83\4%, 8/15/2000.....................                         80,000          86,175
                                       61\4%, 8/31/2000.....................                        410,000         415,702
                                       81\2%, 11/15/2000....................                          5,000           5,385
                                       61\4%, 4/30/2001.....................                        500,000         507,813
                                       8%, 5/15/2001........................                        160,000         171,400
                                       61\2%, 5/31/2001.....................                        300,000         307,219
                                       77\8%, 8/15/2001.....................                        590,000         631,853
                                       61\4%, 1/31/2002.....................                         85,000          86,527
                                       65\8%, 3/31/2002.....................                        110,000         113,592
                                       65\8%, 4/30/2002.....................                        500,000         516,641
                                       61\2%, 5/31/2002.....................                        250,000         257,148
                                       61\4%, 2/15/2003.....................                         30,000          30,614
                                       53\4%, 8/15/2003.....................                        280,000         279,081
                                       71\4%, 5/15/2004.....................                        225,000         242,086
                                       67\8%, 5/15/2006.....................                         20,000          21,253
                                       7%, 7/15/2006........................                        500,000         535,859
                                       61\4%, 2/15/2007.....................                        300,000         306,972
                                                                                                               ____________
                                                                                                                 18,383,691
                                                                                                               ____________
                   U.S. Government
                      Agencies-9.2%  Federal Farm Credit Banks,
                                       6.33%, 11/6/2000.....................                        700,000         704,165
                                     Federal Home Loan Banks,
                                       8.60%, 1/25/2000.....................                         15,000          15,880
                                     Federal Home Loan Mortgage Corp.:
                                       6.09%, 3/1/2000......................                         40,000          39,965
                                       5.90%, 2/14/2006.....................                        600,000         592,059
                                     Federal National Mortgage Association:
                                       8.20%, 3/10/1998.....................                         30,000          30,271
                                       5.23%, 11/25/1998....................                        205,000         204,033
                                       5.30%, 12/10/1998....................                        200,000         199,045
                                       9.55%, 3/10/1999.....................                         30,000          31,474
                                       8.70%, 6/10/1999.....................                         15,000          15,673
                                       8.45%, 7/12/1999.....................                         15,000          15,648
                                       8.35%, 11/10/1999....................                         25,000          26,228

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                               OCTOBER 31, 1997
                                                                                                 Principal
Bonds and Notes (continued)                                                                        Amount           Value
                                                                                               ____________    ____________
            U.S. Government
               Agencies (continued)  Federal National Mortgage Association (continued):
                                       6.20%, 7/10/2003.....................                 $.......90,000  $       89,303
                                       6.85%, 4/5/2004......................                        145,000         151,234
                                       7.40%, 7/1/2004......................                        450,000         483,070
                                       57\8%, 2/2/2006......................                        125,000         123,143
                                     Financing Corp., Bonds:
                                       9.65%, 11/2/2018.....................                         10,000          13,658
                                       8.60%, 9/26/2019.....................                         40,000          49,955
                                     Resolution Funding, Bonds:
                                       81\8%, 10/15/2019....................                         75,000          90,341
                                       87\8%, 7/15/2020.....................                         75,000          96,694
                                       85\8%, 1/15/2030.....................                         15,000          19,202
                                     Tennessee Valley Authority:
                                       Deb.:
                                         83\8%, 10/1/1999.....................................       15,000.         15,712
                                         7.85%, 6/15/2044......................                      10,000          10,674
                                       Global Bonds, 63\4%, 11/1/2025.......                         60,000          61,686
                                                                                                               ____________
                                                                                                                  3,079,113
                                                                                                               ____________
                                     TOTAL BONDS AND NOTES
                                       (cost $31,241,410)...................                                    $32,374,088
                                                                                                               ============
Short-Term Investments-7.6%
              Repurchase Agreement;  Goldman, Sachs & Co. Tri-Party
                                       Repurchase Agreement, 5.67%
                                       dated 10/31/1997, due 11/3/1997 in the amount
                                       of $2,560,099 (fully collateralized by
                                       $2,734,000 U.S. Treasury Bills,
                                       due 9/17/1998, value $2,610,788)
                                       (cost $2,558,890)....................                   $..2,558,890    $  2,558,890
                                                                                                               ============
                                     TOTAL INVESTMENTS (cost $33,800,300)...                         104.7%     $34,932,978
                                                                                                    =======    ============
                                     LIABILITIES, LESS CASH AND RECEIVABLES (NET)                     (4.7%)   $ (1,579,136)
                                                                                                    =======    ============
                                     NET ASSETS.............................                         100.0%     $33,353,842
                                                                                                    =======    ============
Notes to Statement of Investments:
    (a)  Reflects date security can be redeemed at holders' option; the stated maturity date is 2/15/2010.
    (b)  Reflects date security can be redeemed at holders' option; the stated maturity date is 4/1/2000.
    (c)  Reflects date security can be redeemed at holders' option; the stated maturity date is 5/15/2008.
    (d)  Reflects date security can be redeemed at holders' option; the stated maturity date is 6/15/2008.
    (e)  Reflects date security can be redeemed at holders' option; the stated maturity date is 11/1/2005.
    (f)  Reflects date security can be redeemed at holders' option; the stated maturity date is 3/15/2008.
    (g)  Reflects date security can be redeemed at holders' option; the stated maturity date is 2/15/2027.
SEE NOTES TO FINANCIAL STATMENTS.

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES                                                                 OCTOBER 31, 1997
                                                                                                      Cost              Value
                                                                                                 ____________       ____________
ASSETS:                          Investments in securities-See Statement of Investments           $33,800,300        $34,932,978
                                 Cash.......................................                                              80,201
                                 Interest receivable........................                                             580,814
                                 Receivable for investment securities sold..                                              41,377
                                                                                                                    ____________
                                                                                                                      35,635,370
                                                                                                                    ____________
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                             4,107
                                 Due to Distributor.........................                                                  20
                                 Payable for investment securities purchased                                           2,277,401
                                                                                                                    ____________
                                                                                                                       2,281,528
                                                                                                                    ____________
NET ASSETS..................................................................                                         $33,353,842
                                                                                                                    ============
REPRESENTED BY:                  Paid-in capital............................                                         $32,043,361
                                 Accumulated net realized gain (loss) on investments                                     177,803
                                 Accumulated net unrealized appreciation (depreciation)
                                 .......................        on investments-Note 3                                  1,132,678
                                                                                                                    ____________
NET ASSETS..................................................................                                         $33,353,842
                                                                                                                    ============
                                                 NET ASSET VALUE PER SHARE
                                                _____________________________
                                                                                                    Investor           BASIC
                                                                                                     Shares            Shares
                                                                                                 ____________       ____________
Net Assets..................................................................                         $119,727        $33,234,115
Shares Outstanding..........................................................                           11,989          3,323,180
NET ASSET VALUE PER SHARE...................................................                            $9.99             $10.00
                                                                                                      =======            =======
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF OPERATIONS                                                                  YEAR ENDED OCTOBER 31, 1997
INVESTMENT INCOME
INCOME                           Interest Income............................                                      $2,115,186
EXPENSES:                        Management fee-Note 2(a)...................                 $   114,334
                                 Loan commitment fees-Note 4................                         367
                                 Distribution fees (Investor shares)-Note 2(b)                       190
                                                                                             ___________
                                       Total Expenses.......................                                         114,891
                                                                                                                 ___________
INVESTMENT INCOME-NET.......................................................                                       2,000,295
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-Note 3:
                                 Net realized gain (loss) on investments....                 $   199,887
                                 Net unrealized appreciation (depreciation) on investments                           494,107
                                                                                             ___________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                         693,994
                                                                                                                 ___________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                      $2,694,289
                                                                                                                 ===========

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                   Year Ended          Year Ended
                                                                               October 31, 1997(1)  October 31, 1996(2)
                                                                                _________________  _________________
OPERATIONS:
  Investment income-net...............................................           $   2,000,295        $   1,044,007
  Net realized gain (loss) on investments.............................                 199,887               61,620
  Net unrealized appreciation (depreciation) on investments...........                 494,107              403,761
                                                                                 _____________        _____________
      Net Increase (Decrease) in Net Assets Resulting from Operations.               2,694,289            1,509,388
                                                                                 _____________        _____________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net:
    Investor shares...................................................              (1,995,878)             (10,116)
    BASIC shares......................................................                  (4,417)          (1,033,891)
                                                                                 _____________        _____________
      Total Dividends.................................................              (2,000,295)          (1,044,007)
                                                                                 _____________        _____________
CAPITAL STOCK TRANSACTIONS-Note 5:
  Net proceeds from shares sold:
    Investor shares...................................................                  49,970              124,870
    BASIC shares......................................................              16,797,940           30,960,062
  Dividends reinvested:
    Investor shares...................................................                   4,125                8,203
    BASIC shares......................................................               1,914,516              966,638
  Cost of shares redeemed:
    Investor shares...................................................                 (16,579)            (253,704)
    BASIC shares......................................................             (19,156,787)          (6,235,512)
                                                                                 _____________        _____________
      Increase (Decrease) in Net Assets from Capital Stock Transactions               (406,815)          25,570,557
                                                                                 _____________        _____________
        Total Increase (Decrease) in Net Assets.......................                 287,179           26,035,938
NET ASSETS:
  Beginning of Period.................................................              33,066,663            7,030,725
                                                                                 _____________        _____________
  End of Period.......................................................            $ 33,353,842         $ 33,066,663
                                                                                 =============        =============
                                                                                       Shares              Shares
                                                                                 _____________        _____________
CAPITAL SHARE TRANSACTIONS-Note 5:
  Investor Shares
  _______________
  Shares sold.........................................................                   5,057               12,838
  Shares issued for dividends reinvested..............................                     422                  837
  Shares redeemed.....................................................                  (1,695)             (26,266)
                                                                                 _____________        _____________
      Net Increase (Decrease) in Shares Outstanding...................                   3,784              (12,591)
                                                                                 =============        =============
  BASIC Shares
  _____________
  Shares sold.........................................................               1,720,766            3,224,629
  Shares issued for dividends reinvested..............................                 195,856               99,840
  Shares redeemed.....................................................              (1,959,827)            (644,895)
                                                                                 _____________        _____________
      Net Increase (Decrease) in Shares Outstanding...................                 (43,205)           2,679,574
                                                                                 =============        =============
(1) Effective August 15, 1997, Institutional Class shares were redesignated as Investor shares and Retail shares were redesignated as BASIC shares.
(2) Effective July 15, 1996, Investor Class shares were redesignated as Institutional shares and Class R shares were redesignated as Retail shares.

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BOND MARKET INDEX FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                        Investor Shares
                                                                         ____________________________________________
                                                                                     Year Ended October 31,
                                                                         ____________________________________________
PER SHARE DATA:                                                          1997(1)     1996(2)       1995     1994(3,4)
                                                                         ______       ______      ______     ________
    Net asset value, beginning of period...................               $9.78        $9.93       $9.15        $9.44
                                                                         ______       ______      ______       ______
    Investment Operations:
    Investment income-net..................................                 .57          .57         .55          .24
    Net realized and unrealized gain (loss)
      on investments.......................................                 .21         (.15)        .78         (.28)
                                                                         ______       ______      ______       ______
    Total from Investment Operations.......................                 .78          .42        1.33         (.04)
                                                                         ______       ______      ______       ______
    Distributions:
    Dividends from investment income-net...................                (.57)        (.57)      (.55)         (.25)
                                                                         ______       ______      ______       ______
    Net asset value, end of period.........................               $9.99        $9.78       $9.93        $9.15
                                                                         ======       ======      ======       ======
TOTAL INVESTMENT RETURN....................................                8.29%        4.36%      15.01%        (.46%)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets................                 .60%         .65%        .65%         .65%(5)
    Ratio of net investment income
      to average net assets................................                5.82%        5.80%       5.77%        4.81%(5)
    Portfolio Turnover Rate................................               48.86%       42.65%      40.16%      188.00%
    Net Assets, end of period (000's Omitted)..............                $120          $80        $207          $38
(1)    Effective August 15, 1997, Institutional Class shares were redesignated as Investor shares.
(2)    Effective July 15, 1996, Investor Class shares were redesignated as Institutional shares.
(3)    The Fund commenced selling Investor shares on April 28, 1994.
(4)    Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994,
    Mellon Bank, N.A. served as the Fund's investment manager.
(5)    Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BOND MARKET INDEX FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                          BASIC Shares
                                                                         ____________________________________________
                                                                                     Year Ended October 31,
                                                                         ____________________________________________
PER SHARE DATA:                                                         1997(1)      1996(2)       1995     1994(3,4)
                                                                         ______       ______      ______     ________
    Net asset value, beginning of period...................             $  9.80      $  9.94     $  9.15       $10.00
                                                                         ______       ______      ______       ______
    Investment Operations:
    Investment income-net..................................                 .60          .59         .58          .49(5)
    Net realized and unrealized gain (loss)
      on investments.......................................                 .20         (.14)        .79         (.85)
                                                                         ______       ______      ______       ______
    Total from Investment Operations.......................                 .80          .45        1.37         (.36)
                                                                         ______       ______      ______       ______
    Distributions:
    Dividends from investment income-net...................                (.60)        (.59)      (.58)         (.49)
                                                                         ______       ______      ______       ______
    Net asset value, end of period.........................              $10.00      $  9.80     $  9.94      $  9.15
                                                                         ======       ======      ======       ======
TOTAL INVESTMENT RETURN....................................                8.46%        4.69%      15.41%       (3.68%)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets................                 .35%         .40%        .40%         .40%(6,7)
    Ratio of net investment income
      to average net assets................................                6.12%        6.02%       6.10%        5.05%(6)
    Portfolio Turnover Rate................................               48.86%       42.65%      40.16%      188.00%
    Net Assets, end of period (000's Omitted)..............            $ 33,234     $ 32,986     $ 6,824      $ 4,464
(1)    Effective August 15, 1997, Retail shares were redesignated as BASIC shares.
(2)    Effective July 15, 1996, Class R shares were redesignated as Retail shares.
(3)    Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to
    October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(4)    The Fund commenced operations on November 30, 1993. On April 28, 1994 the Fund began selling Investor shares and the shares existing prior to April 28, 1994 were designated Trust shares.
    Effective October 17, 1994 the Fund's Trust shares were redesignated Class R shares.
(5)    Net investment income before reimbursement of expenses by the investment adviser for the period ended ended October 31, 1994 was $.39 per share.
(6)    Annualized.
(7)    Annualized expense ratio before reimbursement of expenses by investment adviser for the period ended
    October 31, 1994 was 1.41%.

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BOND MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Bond Market Index Fund (the "Fund") is a series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering seventeen series including the Fund. The Fund's investment objective is to seek to replicate the total return of the Lehman Brothers Government/Corporate Bond Index. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").
    Effective November 14, 1997, the Fund's Investment objective is to seek to replicate the total return of the Lehman Brother Aggregate Bond Index.
    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. Effective August 15, 1997 Institutional shares were redesignated as Investor shares and Retail shares were redesignated as BASIC shares. The Fund is authorized to issue 150 million of $.001 par value Capital Stock. The Fund is currently authorized to issue two classes of shares: Investor (50 million shares authorized) and BASIC (100 million shares authorized). Investor shares are offered only to clients of banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Fund's distributor and BASIC shares are offered to any investor. Other differences between the two classes include the services offered to and the expenses borne by each class.
    Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (a) Portfolio valuation: Investments in securities (excluding short-term investments and U.S. Government obligations) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments in U.S. Government obligations are valued at the mean between quoted bid and asked prices. Short-term investments are carried at amortized cost, which approximates value.
    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and discounts on investment, is recognized on the accrual basis. Cost of investments represents amortized cost.
    (c) Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the
DREYFUS BOND MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
    (d) Distributions to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2-INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .15% of the value of the Fund's average daily net assets. Prior to August 15, 1997, the annual rate was .40%. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each director receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees pertain to the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. These fees and expenses are allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.
    (b) Distribution plan: Under the Fund's Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund may pay annually up to
 .25% of the value of the average daily net assets attributable to its Investor shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Investor shares. The BASIC shares bear no distribution fee. During the period ended October 31, 1997, the Fund was charged $190 for the Investor shares pursuant to the Plan.

DREYFUS BOND MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Investment Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.
NOTE 3-SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 1997 amounted to $15,465,955 and $15,627,917, respectively.
    At October 31, 1997, accumulated net unrealized appreciation on investments was $1,132,678, consisting of $1,142,215 gross unrealized appreciation and $9,537 gross unrealized depreciation.
    At October 31, 1997, cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 4-BANK LINE OF CREDIT:
    The Fund participates with other Dreyfus-Managed funds in a $600 million redemption credit facility (Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended October 31, 1997, the Fund did not borrow under the Facility.
NOTE 5-ACQUISITION OF COMMON TRUST ASSETS:
    On May 10, 1996, the Fund acquired a portion of the assets of the EB MBA Government and Corporate Bond Index Fund, a trust advised by a subsidiary of Mellon Bank. The acquisition was accomplished by an exchange of 1,788,594 Retail shares of the Fund's Capital Stock for cash, securities and assumption of liabilities of the trust totaling $17,134,730 which is included in net proceeds from shares sold on the Statement of Changes in Net Assets.


DREYFUS BOND MARKET INDEX FUND
INDEPENDENT AUDITORS' REPORT
The Board of Directors and Shareholders
The Dreyfus/Laurel Funds, Inc.:
    We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Bond Market Index Fund of The Dreyfus/Laurel Funds, Inc. as of October 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodi an. As to securities purchased and sold, but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Bond Market Index Fund of The Dreyfus/Laurel Funds, Inc. as of October 31, 1997, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years or periods indicated herein, in conformity with generally accepted accounting principles.


                      [KPMG Peat Marwick LLP signature logo]

New York, New York
December 17, 1997
IMPORTANT TAX INFORMATION (UNAUDITED)
    For State individual income tax purposes, the Fund hereby designates 60.81% of the ordinary income dividends paid during its fiscal year ended October 31, 1997 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.


Registration Mark
[Dreyfus lion "d" logo]
DREYFUS BOND MARKET
INDEX FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940









Printed in U.S.A.                           310AR9710
Bond Market
Index Fund
Annual Report
October 31, 1997
Registration Mark
[Dreyfus logo]